Note 21 - Selected Quarterly Financial Data (Unaudited) - Schedule of Quarterly Financial Data (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Grant revenue					$ 70	$ 695			$ 17	$ 1,147	$ 219			$ 765	$ 1,383
Total revenues				304	229	1,051	204	102	17	1,147	219	$ 198	$ 1,484	1,788	1,485
Research and development	3,792			2,368	2,197	2,879	3,118	2,418	3,062	5,483	6,413	10,547	8,194	10,562	17,376
Selling, general and administrative	3,395			2,787	1,500	1,208	1,926	1,182	1,749	1,804	1,922	9,990	4,634	7,421	6,657
Total expenses	7,187			5,155	3,697	4,087	5,044	3,600	4,811	7,287	8,335	20,537	12,828	17,983	24,033
Operating loss	(7,187)			(4,851)	(3,468)	(3,036)	(4,840)	(3,498)	(4,794)	(6,140)	(8,116)	(20,339)	(11,344)	(16,195)	(22,548)
Other income / (expense), net				(4,191)	(459)	(16)	328	5,971	(649)	(612)	(608)			(4,338)	4,102
Net (loss) / income	(7,126)	$ (6,437)	$ (6,537)	(9,042)	(3,927)	(3,052)	(4,512)	2,473	(5,443)	(6,752)	(8,724)	(20,100)	(11,491)	(20,533)	(18,446)
AEROSURF warrant dividend				(12,505)										(12,505)
Deemed dividend on preferred stock				(1,718)					(2,234)	(532)	(3,604)			(1,718)	(6,370)
Net (loss) / income attributable to common shareholders				$ (23,265)	$ (3,927)	$ (3,052)	$ (4,512)	$ 2,473	$ (7,677)	$ (7,284)	$ (12,328)			$ (34,756)	$ (24,816)
Net (loss) / income per common share - basic (in dollars per share)				$ (3.24)	$ (1.04)	$ (0.81)	$ (1.40)	$ 1.03	$ (10.53)	$ (14.37)	$ (27.40)			$ (7.74)	$ (24.14)
Net (loss) / income per common share - diluted (in dollars per share)				$ (3.24)	$ (1.04)	$ (0.81)	$ (1.40)	$ 0.97	$ (10.53)	$ (14.37)	$ (27.40)			$ (7.74)	$ (24.14)
Weighted average number of common shares outstanding - basic (in shares)				7,191	3,769	3,751	3,227	2,405	729	507	450			4,493	1,028
Weighted average number of common shares outstanding - diluted (in shares)				7,191	3,769	3,751	3,227	2,540	729	507	450			4,493	1,028
License [Member]
License revenue with affiliate				$ 304	$ 159	$ 356	$ 204	$ 102				$ 198	$ 719	$ 1,023	$ 102